Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member]
Current assets
Cash and cash equivalents	$ 601	$ 0	$ 307,487	$ 351,032	$ 419,292	[1]
Restricted cash and cash equivalents			357,793	227,652	92,519	[1]
Accounts receivable	114	161
Accounts receivable—affiliate	0	70
Advances to affiliate			1,899	14,737	4,987	[1]
LNG inventory			5,800	10,430	2,625	[1]
Other—affiliate			3,247	3,280	6,572	[1]
Prepaid expenses and other	106	0	9,976	5,997	7,128	[1]
Total current assets	821	231	686,202	613,128	533,123	[1]
Non-current restricted cash and cash equivalents			1,849,424	1,025,056	272,425	[1]
Property, plant and equipment, net			7,815,072	6,383,939	3,219,592	[1]
Debt issuance costs, net			259,716	313,944	220,949	[1]
Non-current derivative assets			20,236	98,123	0	[1]
Advances under long-term contracts			0	6,561	0	[1]
Other	78	122	81,790	76,032	19,698	[1]
Total assets	899	353	10,712,440	8,516,783	4,265,787	[1]
Current liabilities
Accounts payable			27,221	10,146	73,760	[1]
Accrued liabilities	74	95	282,352	170,052	47,848	[1]
Accrued liabilities—affiliates	2	39	31,428	44,384	5,744
Due to affiliates			32,164	45,547	7,562	[1]
Deferred revenue			26,639	26,593	26,540	[1]
Other			13,121	13,549	126	[1]
Total current liabilities	76	134	381,497	265,887	155,836	[1]
Long-term debt, net			8,987,850	6,576,273	2,167,113	[1]
Deferred revenue			15,500	17,500	21,500	[1]
Non-current derivative liabilities				0	26,424	[1]
Other non-current liabilities			188	193	216	[1]
Other non-current liabilities—affiliate			33,126	17,186	14,720	[1]
Commitments and contingencies						[1]
Equity
Common shares: unlimited shares authorized, 231,700,000 shares issued and outstanding	664,931	664,931
Director voting share: 1 share authorized, issued and outstanding	0	0
Shareholders' capital		0
Additional paid-in-capital	(271,757)	(271,757)
Accumulated deficit	(392,351)	(392,955)
Creole Trail Pipeline Business equity				0	517,170	[1]
Common unitholders' interest			577,236	711,771	448,412	[1]
Class B unitholders' interest			(38,216)	(38,216)	(37,342)	[1]
Subordinated unitholders' equity			727,053	931,074	949,482	[1]
General partner's interest			28,206	35,115	29,496	[1]
Accumulated other comprehensive loss				0	(27,240)	[1]
Total shareholders' equity	823	219
Total partners' equity			1,294,279	1,639,744	1,879,978	[1]
Total liabilities and equity	$ 899	$ 353	$ 10,712,440	$ 8,516,783	$ 4,265,787	[1]

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.